GOODWILL AND INTANGIBLE ASSETS - Estimated Amortization Expense Related to Intangible Assets with Finite Lives (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2019	$ 1,398
2020	1,278
2021	1,213
2022	1,210
2023	$ 1,206